INCOME TAXES - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Valuation Allowance [Line Items]
Valuation allowance	$ 93,644,000	$ 118,073,000
Unrecognized tax benefits, interest on income taxes expense	100,000
Unrecognized tax benefits, income tax penalties expense	0
Unrecognized tax benefits, interest on income taxes accrued	100,000
Unrecognized tax benefits, income tax penalties and interest expense		0
Unrecognized tax benefits, income tax penalties and interest accrued		0
Domestic Tax Jurisdiction
Valuation Allowance [Line Items]
Operating loss carryforwards	241,800,000	252,500,000
Operating loss carryforwards, subject to expiration	54,500,000	71,800,000
Operating loss carryforwards, not subject to expiration	187,300,000	180,700,000
State and Local Jurisdiction
Valuation Allowance [Line Items]
Operating loss carryforwards	217,200,000	$ 176,800,000
Operating loss carryforwards, subject to expiration	207,400,000
Operating loss carryforwards, not subject to expiration	$ 9,800,000